Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of principal accounting policies
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

Schedule of allocation of share-based compensation

	Years ended December 31,
	2010	2011	2012
Includes share-based compensation related to:
Cost of services	$14,777	$203,626	$255,315
Product development expenses	80,923	814,185	498,500
Sales and marketing expenses	69,137	63,387	68,978
General and administrative expenses	5,609	915,555	1,383,687

	$170,446	$1,996,753	$2,206,480